Share-based Compensation - Weighted Average (Details)			12 Months Ended
	Mar. 26, 2021 $ / shares shares	Oct. 01, 2019 shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercisable, Ending			781,270	0
2018 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted/Vested	750,247			0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, Granted/Vested	1 year 1 month 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, granted/vested | $ / shares	$ 16.43
2019 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding and exercisable, beginning			2,014,387		7,502,470
Granted/Vested	1,499,753	0		2,250,000
Forfeited			(102,084)	(235,613)
Repurchased					(7,502,470)
Outstanding and exercisable, Ending				2,014,387		7,502,470
Exercisable, Ending			1,912,303
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, outstanding and exercisable			7 months 13 days	1 year 5 months 23 days		3 months
Weighted Average Remaining Contractual Life, Granted/Vested	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, outstanding and exercisable beginning | $ / shares			$ 5.29		$ 1.55
Weighted Average Exercise Price, forfeited | $ / shares			1.21	$ 0.74
Weighted Average Exercise Price, Replaced | $ / shares					1.55
Weighted Average Exercise Price, outstanding and exercisable ending | $ / shares			$ 5.02	$ 5.29		$ 1.55